Risk information (Tables)	12 Months Ended
Dec. 31, 2022
Risk information
Schedule of credit risk exposure

	December 31, 2022
	Maximum credit risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	4,060
Treasuries/government bonds	15,049	—
Other interest-bearing securities except loans	57,226	—
Loans in the form of interest-bearing securities	—	54,528
Loans to credit institutions	—	20,374
Loans to the public	—	280,620
Derivatives	10,304	—
Total financial assets	82,579	359,582

	December 31, 2021
	Maximum credit risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	11,128
Treasuries/government bonds	10,884	—
Other interest-bearing securities except loans	45,959	—
Loans in the form of interest-bearing securities	—	46,736
Loans to credit institutions	—	12,891
Loans to the public	—	238,599
Derivatives	8,419	—
Total financial assets	65,262	309,354

	December 31, 2022
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	4.1	—	3.0	—	—	—	1.1	0.0
Treasuries/government bonds	15.0	—	15.0	—	—	—	—	—
Other interest-bearing securities except loans	57.1	-0.1	15.0	20.2	5.3	2.1	14.6	—
Loans in the form of interest-bearing securities	54.3	-0.2	3.0	—	—	—	—	51.5
Loans to credit institutions including cash and cash equivalents[1]	22.1	10.7	5.9	1.5	—	—	3.3	0.7
Loans to the public	207.7	-1.3	120.2	0.7	0.8	—	7.1	80.2
Derivatives	10.3	3.9	—	—	—	—	6.4	0.0
Other assets	0.3	0.3	—	—	—	—	—	—
Total financial assets	370.9	13.3	162.1	22.4	6.1	2.1	32.5	132.4
Contingent liabilities and commitments[2]	80.3	-0.3	65.2	0.9	0.4	—	1.1	13.0
Total	451.2	13.0	227.3	23.3	6.5	2.1	33.6	145.4

	December 31, 2021
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	11.1	0.1	2.0	0.0	0.0	0.0	9.0	0.0
Treasuries/government bonds	10.9	0.0	10.9	0.0	0.0	0.0	0.0	0.0
Other interest-bearing securities except loans	45.9	4.6	6.7	11.6	2.6	5.4	11.9	3.1
Loans in the form of interest-bearing securities	46.6	-0.1	3.0	0.0	0.0	0.0	0.0	43.7
Loans to credit institutions including cash and cash equivalents[1]	20.8	11.6	3.6	2.4	0.0	0.0	2.5	0.7
Loans to the public	180.3	-1.0	109.9	0.3	0.4	0.0	5.5	65.2
Derivatives	8.4	2.4	0.0	0.0	0.0	0.0	6.0	0.0
Other assets	7.5	7.5	0.0	0.0	0.0	0.0	0.0	0.0
Total financial assets	331.5	25.1	136.1	14.3	3.0	5.4	34.9	112.7
Contingent liabilities and commitments[2]	60.1	-6.0	49.4	1.0	0.0	0.0	6.3	9.4
Total	391.6	19.1	185.5	15.3	3.0	5.4	41.2	122.1
1	Skr 10.7 billion (2021: Skr 10.4 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
2	Contingent liabilities and commitments, except cash collateral.

	Interest-bearing securities				Committed undisbursed loans,
	and lending				derivatives, etc.				Total
Skr bn	Dec 31, 2022		Dec 31, 2021		Dec 31, 2022		Dec 31, 2021		Dec 31, 2022		Dec 31, 2021
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	162.3	46.2	136.1	44.4	65.0	75.0	49.4	74.8	227.3	51.9	185.5	49.8
Regional governments	22.5	6.4	14.3	4.7	0.8	0.9	1.0	1.5	23.3	5.3	15.3	4.1
Multilateral development banks	6.1	1.7	3.0	1.0	0.4	0.5	—	—	6.5	1.5	3.0	0.8
Public sector entity	2.1	0.6	5.4	1.7	—	—	—	—	2.1	0.5	5.4	1.4
Financial institutions	26.1	7.4	34.9	11.4	7.5	8.6	6.3	9.5	33.6	7.6	41.2	11.1
Corporates	132.4	37.7	112.7	36.8	13.0	15.0	9.4	14.2	145.4	33.2	122.1	32.8
Total	351.5	100.0	306.4	100.0	86.7	100.0	66.1	100.0	438.2	100.0	372.5	100.0

	December 31, 2022
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	27.7	3.2	2.4	—	42.5	6.7	24.2	—	106.7
Regional governments	1.5	—	—	—	—	16.3	4.1	—	21.9
Multilateral development banks	—	0.3	—	1.1	—	—	3.9	—	5.3
Public sector entity	—	—	—	—	—	—	2.1	—	2.1
Financial institutions	—	—	0.0	0.8	—	16.4	10.0	6.8	34.0
Corporates	18.2	3.9	—	75.8	12.5	118.4	35.8	3.6	268.2
Total	47.4	7.4	2.4	77.7	55.0	157.8	80.1	10.4	438.2

	December 31, 2021
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	25.9	3.3	1.9	1.3	42.2	6.6	10.1	—	91.3
Regional governments	1.6	—	—	—	—	10.4	0.0	—	12.0
Multilateral development banks	—	—	—	—	—	—	2.6	—	2.6
Public sector entity	—	—	—	—	—	—	5.4	—	5.4
Financial institutions	—	—	2.3	3.9	—	17.5	15.3	0.1	39.1
Corporates	13.2	4.4	1.2	56.5	8.8	99.8	34.0	4.2	222.1
Total	40.7	7.7	5.4	61.7	51.0	134.3	67.4	4.3	372.5

Geographical breakdown of net exposures by exposure class

	December 31, 2022
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	0.0	0.3	2.4	0.8	—	191.3	30.3	2.2	227.3
Regional governments	—	—	—	—	—	19.2	4.1	—	23.3
Multilateral development banks	—	0.3	—	1.1	—	—	5.1	—	6.5
Public sector entity	—	—	—	—	—	—	2.1	—	2.1
Financial institutions	0.1	—	0.2	1.3	—	16.0	15.9	0.1	33.6
Corporates	0.2	1.0	1.3	6.5	3.8	97.0	34.4	1.2	145.4
Total	0.3	1.6	3.9	9.7	3.8	323.5	91.9	3.5	438.2

	December 31, 2021
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	—	0.4	2.0	2.0	—	161.5	17.0	2.6	185.5
Regional governments	—	—	—	—	—	15.3	0.0	—	15.3
Multilateral development banks	—	—	—	—	—	—	3.0	—	3.0
Public sector entity	—	—	—	—	—	—	5.4	—	5.4
Financial institutions	0.0	—	2.4	4.9	—	15.1	18.6	0.2	41.2
Corporates	1.4	1.2	3.3	5.7	3.3	82.7	23.1	1.4	122.1
Total	1.4	1.6	7.7	12.6	3.3	274.6	67.1	4.2	372.5

Gross exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2022
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	0.0	4.1	—	—	0.2	9.3	13.6
United Kingdom	4.1	—	—	—	0.2	8.0	12.3
Germany	7.3	—	—	2.1	0.6	0.1	10.1
France	5.6	—	—	—	2.5	1.9	10.0
Poland	—	—	—	—	6.7	2.4	9.1
Norway	—	—	—	—	0.1	6.6	6.7
Austria	5.9	—	—	—	—	—	5.9
Denmark	0.6	—	—	—	2.6	2.1	5.3
Spain	—	—	—	—	0.8	3.3	4.1
Netherlands	0.6	—	—	—	2.8	0.6	4.0
Luxembourg	—	—	3.8	—	0.0	—	3.8
Italy	—	—	—	—	—	2.0	2.0
Portugal	—	—	—	—	—	1.0	1.0
Ireland	—	—	—	—	0.3	0.3	0.6
Serbia	—	—	—	—	—	0.5	0.5
Belgium	—	—	—	—	—	0.5	0.5
Lithuania	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Russian Federation	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	24.1	4.1	3.8	2.1	16.9	39.4	90.4

	December 31, 2021
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	1.0	0.0	—	—	0.3	9.0	10.3
United Kingdom	—	—	—	—	2.0	7.4	9.4
Germany	3.1	—	—	5.2	0.3	0.2	8.8
Norway	—	—	—	—	1.9	4.7	6.6
Austria	4.3	—	—	—	1.8	—	6.1
Denmark	—	—	—	0.2	3.1	1.8	5.1
Spain	—	—	—	—	0.5	4.5	5.0
Netherlands	—	—	—	—	3.3	0.6	3.9
France	—	—	—	—	2.0	1.8	3.8
Luxembourg	0.6	—	2.6	—	—	—	3.2
Poland	—	—	—	—	—	2.8	2.8
Italy	—	—	—	—	0.0	2.4	2.4
Belgium	1.2	—	—	—	—	0.3	1.5
Portugal	—	—	—	—	—	0.9	0.9
Ireland	—	—	—	—	0.1	0.3	0.4
Serbia	—	—	—	—	—	0.4	0.4
Lithuania	—	—	—	—	—	0.3	0.3
Russian Federation	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	10.2	0.0	2.6	5.4	15.4	38.1	71.7

Net exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2022
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
France	8.9	—	—	—	3.4	3.9	16.2
Germany	7.9	—	—	2.1	1.8	1.3	13.1
Finland	0.7	4.1	—	—	0.3	6.5	11.6
Luxembourg	—	—	5.1	—	0.0	5.5	10.6
United Kingdom	4.1	—	—	—	2.0	4.4	10.5
Austria	5.9	—	—	—	—	—	5.9
Denmark	1.4	—	—	—	2.6	1.6	5.6
Norway	0.6	—	—	—	0.1	4.7	5.4
Netherlands	0.8	—	—	—	2.9	0.3	4.0
Belgium	—	—	—	—	0.9	2.3	3.2
Poland	2.2	—	—	—	—	0.1	2.3
Spain	—	—	—	—	1.6	0.7	2.3
Ireland	—	—	—	—	0.1	1.4	1.5
Portugal	—	—	—	—	—	1.0	1.0
Switzerland	—	—	—	—	0.1	0.5	0.6
Serbia	—	—	—	—	—	0.5	0.5
Lithuania	—	—	—	—	—	0.2	0.2
Italy	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	32.5	4.1	5.1	2.1	15.9	35.6	95.3

	December 31, 2021
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
Germany	3.7	—	—	5.2	1.1	0.3	10.3
Finland	1.5	0.0	—	—	0.4	6.3	8.2
France	4.5	—	—	—	1.9	1.4	7.8
United Kingdom	0.0	—	—	—	3.0	4.0	7.0
Norway	0.6	—	—	—	1.9	4.3	6.8
Austria	4.3	—	—	—	1.7	—	6.0
Denmark	0.2	—	—	0.2	3.2	1.8	5.4
Luxembourg	0.7	—	3.0	—	—	0.6	4.3
Netherlands	0.3	—	—	—	3.4	0.3	4.0
Belgium	1.2	—	—	—	0.8	0.9	2.9
Poland	2.6	—	—	—	—	0.2	2.8
Spain	—	—	—	—	1.3	1.0	2.3
Portugal	—	—	—	—	—	1.0	1.0
Ireland	—	—	—	—	—	0.6	0.6
Serbia	—	—	—	—	—	0.4	0.4
Switzerland	—	—	—	—	0.0	0.4	0.4
Lithuania	—	—	—	—	—	0.3	0.3
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Italy	—	—	—	—	0.0	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	19.6	0.0	3.0	5.4	18.8	24.4	71.2

Corporate exposures, broken down by industry[1]

	December 31, 2022		December 31, 2021
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	94.6	16.6	76.2	14.8
Industrials	62.4	49.6	44.7	41.6
Consumer goods	32.7	26.4	32.3	27.5
Utilities	30.7	14.7	19.5	9.2
Materials	27.4	15.8	23.4	16.1
Finance	13.3	19.1	21.8	10.1
Energy	4.1	0.7	1.2	0.1
Healthcare	2.8	2.3	2.8	2.5
Other	0.2	0.2	0.2	0.2
Total	268.2	145.4	222.1	122.1
1	In accordance with the reporting standard (GICS).

Schedule of credit quality

	December 31, 2022
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	3,000	1,060	—	—	—	4,060
Treasuries/government bonds	1,106	13,942	—	—	—	15,048
Other interest-bearing securities except loans	29,922	27,222	—	—	—	57,144
Loans in the form of interest-bearing securities	3,031	16,949	30,238	4,039	—	54,257
Loans to credit institutions	6,434	13,115	2,480	116	—	22,145
Loans to the public	113,495	27,062	39,597	27,468	115	207,737
Derivatives	—	10,257	47	—	—	10,304
Total financial assets	156,988	109,607	72,362	31,623	115	370,695
Committed undisbursed loans	66,058	1,389	5,284	2,638	—	75,369

	December 31, 2021
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	11,128	—	—	—	—	11,128
Treasuries/government bonds	2,493	8,379	—	—	—	10,872
Other interest-bearing securities except loans	23,669	21,412	—	800	—	45,881
Loans in the form of interest-bearing securities	2,982	10,783	3,365	29,448	—	46,578
Loans to credit institutions	4,122	14,573	115	1,965	—	20,775
Loans to the public	101,245	20,206	20,983	37,758	96	180,288
Derivatives	—	7,427	—	992	—	8,419
Total financial assets	145,639	82,780	24,463	70,963	96	323,941
Committed undisbursed loans	48,633	852	1,423	2,963	—	53,871

Schedule of impact of credit risk hedges

Impact of credit risk hedges

Gross exposures by exposure class

	December 31, 2022
								whereof subject
			Multilateral					to the write-down
	Central	Regional	development	Public	Financial			requirement in
Skr bn	government	governments	banks	Sector Entity	institutions	Corporates	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	72.7	1.5	—	—	8.2	113.1	195.5	195.5
of which, guarantees issued by the EKN	72.3	1.5	—	—	6.7	101.3	181.8	181.8
of which, guarantees issued by other export credit agencies	0.4	—	—	—	—	6.8	7.2	7.2
of which, other guarantees	—	—	—	—	1.5	5.0	6.5	6.5
Regional governments	—	—	—	—	—	1.3	1.3	1.3
Multilateral development banks	—	—	—	—	—	1.2	1.2	1.2
Financial institutions	0.1	—	—	—	—	7.7	7.8	7.8
of which, credit default swaps	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	—	7.7	7.8	7.8
Corporates	0.6	—	—	—	—	14.3	14.9	14.9
of which, credit insurance from insurance companies	0.6	—	—	—	—	11.5	12.1	12.1
of which, other guarantees	—	—	—	—	—	2.8	2.8	2.8
Total hedged exposures	73.4	1.5	—	—	8.2	137.6	220.7	220.7
Unhedged exposures[2]	33.3	20.4	5.3	2.1	25.8	130.6	217.5	145.3
Total	106.7	21.9	5.3	2.1	34.0	268.2	438.2	366.0

	December 31, 2021
								whereof subject
			Multilateral					to the write-down
	Central	Regional	development	Public	Financial			requirement in
Skr bn	government	governments	banks	Sector Entity	institutions	Corporates	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	70.9	1.6	—	—	—	93.1	165.6	165.6
of which, guarantees issued by the EKN	70.4	1.6	—	—	—	82.6	154.6	154.6
of which, guarantees issued by other export credit agencies	—	—	—	—	—	7.5	7.5	7.5
of which, other guarantees	0.5	—	—	—	—	3.0	3.5	3.5
Regional governments	—	—	—	—	2.4	1.2	3.6	3.6
Multilateral development banks	—	—	—	—	—	0.4	0.4	0.4
Financial institutions	0.1	—	—	—	0.1	5.6	5.8	5.8
of which, credit default swaps	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	0.1	5.6	5.8	5.8
Corporates	0.3	—	—	—	—	4.9	5.2	5.2
of which, credit insurance from insurance companies	—	—	—	—	—	0.7	0.7	0.7
of which, other guarantees	0.3	—	—	—	—	4.2	4.5	4.5
Total hedged exposures	71.3	1.6	—	—	2.5	105.2	180.6	180.6
Unhedged exposures[2]	20.0	10.4	2.6	5.4	36.6	116.9	191.9	124.3
Total	91.3	12.0	2.6	5.4	39.1	222.1	372.5	304.9
1	Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
2	Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 24.5 billion (2021: Skr 22.8 billion) for corporates, Skr 0.0 billion (2021: Skr 0.0 billion) for financial institutions and Skr 0.0 billion (2021: Skr 0.0 billion) for central governments.

Schedule of risk specific measures

Market risk, type	Definition	Risk profile
Interest rate risk regarding changes in the economic value of SEK’s portfolio (EVE)	The interest rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves, as well as rotations of all yield curves.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates.

Credit spread risk in assets

Credit spread risk in assets is calculated as the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for assets measured at fair value.

The risk is attributable to SEK’s liquidity portfolio.
Credit spread risk in own debt	Credit spread risk in own debt is calculated as the potential impact on SEK’s equity, in the form of unrealized gains or losses, resulting from a 20 basis points change in SEK’s own credit spreads.	The risk is attributable to SEK’s structured debt measured at fair value.
Cross-currency basis spread risk

The cross-currency basis spread risk measures the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads by 20 basis points.

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio.
Currency risk

The risk is calculated as the change in value of all foreign currency positions excluding unrealized changes in fair value at an assumed ten percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs in foreign currency.
Tenor basis spread risk

Tenor basis spread risk measures the potential impact on SEK’s economic value, in the form of unrealized gains or losses, as a result of ten basis point shifts of interest rate curves of different tenors.

The risk is attributable to lending and borrowing with one and six month tenors which are not swapped to three month tenors.
Other risks (equity, commodity and volatility risks)

Equity risk, equity volatility risk, commodity risk, commodity volatility risk, FX volatility risk and interest rate volatility risk all measures unrealized gains or losses and are calculated by stress tests of underlying indices or volatilities.

SEK’s interest rate volatility risk is mainly attributable to interest rate floors in lending transactions, while equity and commodity risks, as well as FX volatility risks, only arise from structured borrowing. Although all structured cash flows are matched through a hedging swap, there could be an impact on SEK’s result. These risks are low, and arise because valuation of the bond, but not the swap, takes SEK’s own credit spread into account.

Schedule of change in the market interest rate

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1 percent).

	2022		2021
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	-101	167	-268	162
Swedish kronor	-351	18	-109	121
Total	-452	185	-377	283

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (-1 percent).

	2022			2021
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	129	-179	579	-165
Swedish kronor	437	-15	256	-115
Total	566	-194	835	-280

Schedule of assets and liabilities denominated in foreign currency

	December 31, 2022			December 31, 2021
		Share at			Share at
	Exchange	year end	Currency positions	Exchange	year end	Currency positions
Currency	rate	(%)	at year end (Skr mn)	rate	(%)	at year end (Skr mn)
EUR	11.1122	1	-178	10.2431	1	-242
USD	10.4055	1	-133	9.0356	0	-50
JPY	0.0788	0	24	0.0785	0	9
GBP	12.5567	0	-63	12.2119	0	-51
MXN	0.5360	1	-121	0.4408	1	-105
THB	0.3011	0	3	0.2709	0	-4
Other	—	0	107	—	0	-19
Total foreign currency position		3	-361		2	-462

In accordance with SEK’s strategy for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr 13 million (year-end 2021: Skr 5 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts.

Skr mn	December 31, 2022	December 31, 2021
Total assets	375,474	333,647
of which, denominated in foreign currencies	291,952	262,056
Total liabilities	353,899	312,839
of which, denominated in foreign currencies	292,313	262,518

Summary of liquidity reserve

	December 31, 2022
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	30.1	4.7	7.2	18.1	0.1
Securities issued or guaranteed by municipalities or other public entities	27.9	10.1	1.6	16.2	—
Covered bonds issued by other institutions	12.0	12.0	—	—	—
Balances with National Debt Office	3.0	3.0	—	—	—
Total liquidity reserve	73.0	29.8	8.8	34.3	0.1

	December 31, 2021
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	23.0	4.4	4.8	13.7	0.1
Securities issued or guaranteed by municipalities or other public entities	15.8	8.0	1.6	6.2	—
Covered bonds issued by other institutions	12.9	12.9	—	—	—
Balances with National Debt Office	2.0	2.0	—	—	—
Total liquidity reserve	53.7	27.3	6.4	19.9	0.1
1	The liquidity reserve is a part of SEK’s liquidity investments.

Schedule of liquidity investments by remaining maturity

Percent	Dec 31, 2022	Dec 31, 2021
M ≤ 1 year	90	84
1 year < M ≤ 3 years	10	16
M > 3 years	—	—

Schedule of key figures for liquidity risk	Key figures for liquidity risk

Percent	Dec 31, 2022	Dec 31, 2021
LCR under EU Commission’s delegated act	311	463
NFSR	119	139

Summary of liquidity investments by exposure type and region

Liquidity investments by exposure type

Percent	Dec 31, 2022	Dec 31, 2021
States and multilateral development banks	46	40
Local governments	37	23
Covered bonds	16	19
Financial institutions	1	15
Corporates	—	3

Schedule of contractual flows

	December 31, 2022
		Due	Due	Due	Due
	Due	1 month < 3	3 months < 1	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	months	year	years	years	years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	4,053	—	—	—	—	—	4,053	7	4,060
Treasuries/government bonds	4,149	8,749	2,223	—	—	—	15,121	-73	15,048
Other interest-bearing securities except loans	12,983	17,791	19,706	7,685	—	—	58,165	-1,021	57,144
Loans in the form of interestbearing securities	368	317	9,257	22,498	14,449	17,893	64,782	-10,525	54,257
Loans to credit institutions	10,824	271	2,485	2,389	1,970	5,285	23,224	-1,079	22,145
Loans to the public	6,020	12,350	34,214	84,867	45,683	52,149	235,283	-27,546	207,737
Derivatives	1,035	2,700	3,485	1,066	1,065	2,682	12,033	-1,729	10,304
of which cash inflow in currency derivatives	5,461	17,826	43,773	14,767	6,076	6,012	93,915
of which cash outflow in currency derivatives	-4,544	-15,538	-40,380	-14,257	-5,250	-5,288	-85,257
Total	39,432	42,178	71,370	118,505	63,167	78,009	412,661	-41,966	370,695
of which derivatives in hedge relationship	-16	59	130	257	608	1,079	2,117	-531	1,586

	December 31, 2022
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-7,153	—	—	—	—	—	-7,153	0	-7,153
Borrowings from the public	—	—	—	—	—	—	—	—	—
Debt securities issued	-12,894	-31,803	-105,290	-121,741	-42,690	-49,181	-363,599	44,482	-319,117
Derivatives	-1,398	-3,467	-4,440	-3,407	632	673	-11,407	-1,780	-13,187
of which cash inflow in currency derivatives	881	10,948	15,660	25,532	4,782	3,793	61,596
of which cash outflow in currency derivatives	-1,064	-13,306	-17,293	-28,734	-5,069	-4,582	-70,048
Total	-21,445	-35,270	-109,730	-125,148	-42,058	-48,508	-382,159	42,702	-339,457
of which derivatives in hedge relationship	-426	-967	-5,642	-5,083	-546	-513	-13,177	943	-12,234
Commitments
Committed undisbursed loans	-4,871	-860	-26,663	-16,224	201	48,415
Liquidity surplus (+)/ deficit (-)	13,116	6,048	-65,023	-22,867	21,310	77,916	30,500
Accumulated liquidity surplus (+)/deficit (-)	13,116	19,164	-45,859	-68,726	-47,416	30,500	30,500

	December 31, 2021
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	> 5 years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	11,129	—	—	—	—	—	11,129	-1	11,128
Treasuries/government bonds	1,822	4,131	4,144	785	—	—	10,882	-10	10,872
Other interest-bearing securities except loans	7,647	10,909	17,511	9,913	—	—	45,980	-99	45,881
Loans in the form of interest-bearing securities	77	1,532	7,529	14,427	15,220	11,329	50,114	-3,536	46,578
Loans to credit institutions	11,673	110	2,417	2,581	1,218	3,581	21,580	-805	20,775
Loans to the public	5,182	7,229	37,218	62,116	43,375	50,887	206,007	-25,719	180,288
Derivatives	497	1,336	2,154	2,470	691	2,486	9,634	-1,215	8,419
of which cash inflow in currency derivatives	912	13,274	21,973	41,766	5,075	4,071	87,071
of which cash outflow in currency derivatives	-896	-12,596	-20,645	-39,925	-4,786	-3,373	-82,221
Total	38,027	25,247	70,973	92,292	60,504	68,283	355,326	-31,385	323,941
of which derivatives in hedge relationship	-7	205	374	688	222	1,597	3,079	-418	2,661

	December 31, 2021
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-5,230	—	—	—	—	—	-5,230	—	-5,230
Borrowings from the public	—	-9,998	—	—	—	—	-9,998	-2	-10,000
Debt securities issued	-13,587	-26,300	-52,343	-128,316	-42,130	-41,864	-304,540	24,770	-279,770
Derivatives	-358	101	-206	-4,139	-1,637	-4,210	-10,449	-4,280	-14,729
of which cash inflow in currency derivatives	888	16,122	10,459	8,188	8,942	5,107	49,706
of which cash outflow in currency derivatives	-952	-17,618	-10,981	-8,886	-8,964	-5,454	-52,855
Total	-19,175	-36,197	-52,549	-132,455	-43,767	-46,074	-330,217	20,488	-309,729
of which derivatives in hedge relationship	41	201	-61	-1,864	-345	-830	-2,858	-688	-3,546
Commitments
Committed undisbursed loans	-238	-1,938	-14,890	-22,498	970	38,594
Liquidity surplus (+)/ deficit (-)	18,614	-12,888	3,534	-62,661	17,707	60,803	25,109
Accumulated liquidity surplus (+)/deficit (-)	18,614	5,726	9,260	-53,401	-35,694	25,109	25,109